Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 01, 2014
Registrant Name	dei_EntityRegistrantName	Northern Lights Variable Trust
Central Index Key	dei_EntityCentralIndexKey	0001352621
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlvt
Document Creation Date	dei_DocumentCreationDate	May 01, 2014
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2014
Prospectus Date	rr_ProspectusDate	May 01, 2014
Innealta Capital Country Rotation Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Section – Innealta Capital Country Rotation Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objectives of the Innealta Capital Country Rotation Portfolio (the “Fund” or “Portfolio”) are capital appreciation and current income, consistent with the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2024-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 280% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	280.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund utilizes a fund of funds structure, investing primarily in exchange-traded funds (“ETFs”). Using a proprietary model, the Fund allocates its portfolio among ETFs that represent the non-U.S. country equity markets listed below as well as direct or indirect investment in fixed income or alternative asset classes (such as, but not limited to, commodities, real estate, currencies and volatility-linked securities). Under normal market conditions, the Adviser does not anticipate investing more than 25% of the Fund’s portfolio in any single country equity market and may invest the Fund’s portfolio in any number of foreign equity markets. The Fund may also invest in leveraged ETFs (to amplify returns on ETFs that the Adviser believes are particularly likely to produce positive returns) and inverse and inverse leveraged ETFs (for hedging and risk reduction), as well as ETFs that represent derivatives based on one or more of the aforementioned asset classes. Further, the Fund may invest in ETFs that track volatility in the market place, for example, the return volatility of the S&P 500 Index. For temporary defensive purposes, the Fund may be invested up to 100% in fixed income or alternative asset classes, at which point the Fund may not achieve its investment objective.

The Fund’s strategy is based on a proprietary tactical asset allocation model that invests in non-U.S. country equity markets based on the specific risk/reward characteristics of each individual market by investing in representative ETFs. The countries analyzed for investment include but are not limited to: (1) Australia, (2) Austria, (3) Belgium, (4) Brazil, (5) Canada, (6) China, (7) Colombia, (8) Egypt, (9) France, (10) Germany, (11) Greece, (12) Hong Kong, (13) India, (14) Indonesia, (15) Ireland, (16) Israel, (17) Italy, (18) Japan, (19) Korea, (20) Malaysia, (21) Mexico, (22) Netherlands, (23) New Zealand, (24) Norway, (25) Peru, (26) Philippines, (27) Poland, (28) Russia, (29) Singapore, (30) South Africa, (31) Spain, (32) Sweden, (33) Switzerland, (34) Taiwan, (35) Thailand, (36) Turkey, and (37) the United Kingdom.

The Fund’s strategy is based on an approach that seeks to balance the trade-off between return generation and risk control. The process incorporates variables that the Adviser believes have predictive capabilities with respect to equity performance. The Adviser’s Investment Committee analyzes these variables daily on an individual equity market basis. Where the Adviser’s Investment Committee finds the prospective risk-relative return of a given specific country-representative equity exposure to be superior to that of fixed income or an alternative asset class, an allocation is made to the country-representative ETF. If found to be inferior, the allocation is made to fixed income or alternative asset classes. This strategy seeks to provide higher returns relative to the Barclays Capital U.S. Aggregate Bond Index over periods of three years and longer, with risk levels commensurate with the level of performance, using diversification, active management, style integrity, minimized security selection risk and cost efficiency.

The Fund’s equity exposures within the country-representative ETFs may include, but are not limited to common and preferred stocks of all market capitalizations, convertible securities and rights and warrants listed on U.S. markets or non-U.S. markets. Within fixed income, exposures may include, but are not limited to, those of governments, government agencies, asset-backed securities, municipalities and companies across a wide range of industries and market capitalizations within the broader U.S. and international fixed income markets. Such fixed income securities may be of any maturity, duration or quality, including those that are rated below investment grade.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Adviser does not anticipate investing more than 25% of the Fund’s portfolio in any single country equity market and may invest the Fund’s portfolio in any number of foreign equity markets.
Risk [Heading]	rr_RiskHeading	Principal Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund. The Fund is not intended to be a complete investment program. The principal risks of investing in the Fund are:

• General Risk. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is risk that these and other factors may adversely affect the Fund’s performance. You could lose money by investing in the Fund.

• Exchange Traded Funds Risk. Investment in an exchange traded fund (ETF) carries security specific risk and market risk. Each ETF is designed to track an underlying index, as specified by the sponsor of such ETF. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index.

• Equity Securities Risk. The Fund invests in ETFs that hold common stock, which subjects the Fund and its shareholders to the risks associated with common stock investing. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

• Fixed Income Securities Risk. When the Fund invests in ETFs that own fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities and thus the value of ETFs that own fixed income securities. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than the market price of shorter-term securities.

• High Yield Risk. The Fund invests in ETFs that hold high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) which may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.

• Credit Risk. Issuers of debt instruments, including those held by ETFs, might not make payments on debt securities, resulting in losses. Credit quality of securities may be lowered if an issuer’s financial condition changes, also resulting in losses.

• Foreign Securities and Currency Risk. The risk of investments in foreign companies, including ETFs which invest in such foreign companies, involve certain risks not generally associated with investments in the securities of U.S. companies, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure international banks or securities depositories than those in the U.S. and foreign controls on investment. In addition, individual international country economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position.

• Emerging Markets Risk. Investments in ETFs that invest in securities of issuers in emerging markets countries involve greater risks than investing in securities of issuers in foreign countries or more developed countries in general. Risks of investing in emerging market countries include political or social upheaval, nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

• Small and Medium Sized Companies Risk. To the extent the Fund invests in ETFs that invest in small or medium capitalization companies, the Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Small and medium sized companies may experience higher failure rates than do larger companies.

• Growth Risk. The Fund may invest in ETFs which invest in companies or sectors/countries that appear to be growth oriented. Growth companies/sectors are those that the Adviser believes will have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. If the Adviser’s perceptions of a sector’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

• Fund of Funds Risk. The Fund is a “fund of funds,” a term typically used to describe an investment company whose principal investment strategy involves investing in other investment companies, such as ETFs. The cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs or other investment company shares. Investors in the Fund will indirectly bear fees and expenses charged by the ETFs in which the Fund invests in addition to the Fund’s direct fees and expenses. The Fund also will incur brokerage costs when it purchases ETFs. The ETFs in which the Fund invests will not be able to replicate exactly the performance of the benchmarks they track because of transaction costs incurred in adjusting the actual balance of the securities and because the ETFs will incur expenses not incurred by their applicable benchmarks.

• Value Investing Risk. Value investing attempts to identify sectors/companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the Adviser to be undervalued may actually be appropriately priced.

• Portfolio Turnover Risk. The Fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover may cause the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance.

• Interest Rate Risk. The risks associated with the Fund include interest rate risk, which means that the prices of the Fund’s investments are likely to fall if interest rates rise.

• Management Risk. Management risk is the risk that the quantitative models and investment process utilized by the Fund’s portfolio manager could fail to achieve the Fund’s investment goal and cause an investment in the Fund to lose value; or that the portfolio manager’s decision at any one time to invest in the Country Rotation Portfolio, instead of the Fixed Income portfolio, (or vice versa) will cause the Fund to lose value.

• Leveraged, Inverse and Inverse-Leveraged ETF Risk. If you invest in the Fund, you may be exposed to the risks associated with leveraged, inverse and inverse-leveraged ETFs. Leveraged and inverse products are unique and involve additional risks and considerations not present in traditional investments. This includes the risk that an increase in the daily performance of an index corresponding to a leveraged, inverse and inverse-leveraged ETF will be leveraged. In the case of a 3 times inverse-leveraged ETF, this means that the Fund’s investment in such ETF may be reduced by an amount equal to 3% for every 1% daily increase, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower the Fund’s investment. In the case of a 3 times leveraged ETF, this means that the Fund’s investment in such ETF may be reduced by an amount equal to 3% for every 1% daily decrease, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower the Fund’s investment. On any given day, an investment in a leveraged or inverse product may produce a return very similar to the stated objective. However, because of the structure of these products, their rebalancing methodologies, and the math of compounding, extended holdings beyond one day or month, depending on the investment objective, can lead to results very different from a simple doubling, tripling, or inverse of the benchmark’s average return over the same period of time. This difference in results can be magnified in volatile markets. Further, investments in leveraged, inverse and inverse-leveraged ETFs that are held for longer periods, may have performance higher or lower than the index return times the fund multiple, due to compounding.

• Real Estate Investment Risk. The Fund may have investments in securities issued by, and/or have exposure to, commercial and residential real estate companies. Real estate securities are subject to risks similar to those associated with direct ownership of real estate, including changes in local and general economic conditions, vacancy rates, interest rates, zoning laws, rental income, property taxes, operating expenses and losses from casualty or condemnation. An investment in a real estate investment trust (“REIT”) is subject to additional risks, including poor performance by the manager of the REIT, adverse tax consequences, and limited diversification resulting from being invested in a limited number or type of properties or a narrow geographic area.

• Commodities Risk. Investing in the commodities markets (indirectly) may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

• Sector Risk. Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweighted in certain sectors at various times.

• Volatility Market Risk. The Fund may invest in volatility-linked ETFs which may increase or decrease in ways unrelated to the overall direction of financial markets. This may have the effect of decreasing exposure to the stock component of the Fund’s portfolio. The Fund would not be expected to gain the full benefit of rising equity markets if such market conditions were also accompanied by lower volatility.

• Derivatives Risk. ETFs may use derivatives (including options, futures and options on futures) to enhance returns or hedge against market declines. The Fund’s indirect use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.

Risk Lose Money [Text]	rr_RiskLoseMoney	Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table set out below help show the returns and risks of investing in the Portfolio. The bar chart shows performance of the Class 2 shares of the Portfolio for each full calendar year since the Portfolio’s inception. The performance table compares the performance of the Portfolio’s Class 2 shares over time to the performance of two broad-based securities market indices and a supplemental index . You should be aware that the Portfolio’s past performance may not be an indication of how the Portfolio will perform in the future. Updated performance information is available at no cost by calling 1-855-USE-ETFS. (1-855-873-3837).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table set out below help show the returns and risks of investing in the Portfolio. The bar chart shows performance of the Class 2 shares of the Portfolio for each full calendar year since the Portfolio's inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855 -USE-ETFS. (1-855-873-3837).
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Portfolio’s past performance may not be an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart for Calendar Year Ended December 31.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	3rd Quarter 2013	1.79%
Worst Quarter:	2nd Quarter 2013	(2.49)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.49%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For period ended December 31, 2013)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Unlike the Portfolio’s returns, the Barclays Capital U.S. Aggregate Bond Index, MSCI All Country World exUSA Net Index and the Innealta Capital Country Blend Index do not reflect any fees or expenses.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Unlike the Portfolio’s returns, the Barclays Capital U.S. Aggregate Bond Index, MSCI All Country World exUSA Net Index and the Innealta Capital Country Blend Index do not reflect any fees or expenses. An investor cannot invest directly in an index.

Innealta Capital Country Rotation Portfolio | Barclays Capital U.S. Aggregate Bond Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(2.02%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	(1.93%)	[1]
Innealta Capital Country Rotation Portfolio | MSCI All Country World exUSA Net Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.29%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	19.58%	[2]
Innealta Capital Country Rotation Portfolio | Innealta Capital Country Blend Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.16%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	10.60%	[3]
Innealta Capital Country Rotation Portfolio | Class 1 Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	18.03%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.33%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	19.36%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(17.79%)	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.57%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 160
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	496
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	855
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,867
Innealta Capital Country Rotation Portfolio | Class 2 Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	18.03%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.33%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	19.61%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(17.79%)	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.82%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	185
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	655
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,176
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,608
Annual Return 2013	rr_AnnualReturn2013	(2.24%)
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(2.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.44%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 08, 2012
Innealta Capital Country Rotation Portfolio | Class 2 Shares | Return after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(2.26%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.46%)
Innealta Capital Country Rotation Portfolio | Class 2 Shares | Return after taxes on distributions and sale of Fund shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(1.27%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.11%)
Innealta Capital Sector Rotation Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Section – Innealta Capital Sector Rotation Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objectives of the Innealta Capital Sector Rotation Portfolio (the “Fund” or “Portfolio”) are capital appreciation and current income, consistent with the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the annual operating expenses that you may pay if you invest in the Fund through your retirement plan or if you allocate your insurance contract premiums or payments to the Fund. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2024-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 249% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	249.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund utilizes a fund of funds structure, investing primarily in ETFs. Using a proprietary model, the Fund allocates its portfolio among ETFs that represent the sector (or sub-sector) equity markets listed below as well as direct or indirect investment in fixed income and alternative asset classes (such as, but not limited to, commodities, real estate, currencies and volatility-linked securities). Under normal market conditions, the Adviser does not anticipate investing generally more than 35% of the Fund’s portfolio in any single sector or sub-sector equity market and may invest the Fund’s portfolio in any number of sector and sub-sector equity markets . The Fund may also invest in leveraged ETFs (to amplify returns on ETFs that the Adviser believes are particularly likely to produce positive returns) and inverse and inverse leveraged ETFs (for hedging and risk reduction), as well as ETFs that represent derivatives based on one or more of the aforementioned asset classes. Further, the Fund may invest in ETFs that track volatility in the market place, for example, the return volatility of the S&P 500 Index. For temporary defensive purposes, the Fund may be invested up to 100% in fixed income or alternative asset classes, at which point the Fund may not achieve its investment objective.

The Fund’s strategy is based on a proprietary tactical asset allocation model that invests in U.S. sector and sub-sector (as defined by Global Industry Classification Structure (GICS) and/or similar industry-standard classification systems) equity markets based on the specific risk/reward characteristics of individual sector or sub-sector equity markets by investing in representative exchange-traded funds (“ETFs”) (the “Sector Allocation Portfolio”). The sectors include, but are not limited to: (1) Consumer Discretionary; (2) Consumer Staples; (3) Energy; (4) Financials; (5) Health Care; (6) Industrials; (7) Information Technology; (8) Materials; (9) Telecom Services; and (10) Utilities.

The Fund’s strategy is based on an approach that seeks to balance the trade-off between return generation and risk control. The process incorporates variables that the Adviser believes have predictive capabilities with respect to equity performance. The Adviser’s Investment Committee analyzes these variables daily on an individual equity market basis. Where the Adviser’s Investment Committee finds the prospective risk-relative return of a given specific sector-representative equity exposure to be superior to that of fixed income or an alternative asset class, an allocation is made to the sector-representative ETF. If found to be inferior, the allocation is made to fixed income or alternative asset classes. This strategy seeks to provide higher returns relative to the Barclays Capital U.S. Aggregate Bond Index over periods of three years and longer, with risk levels commensurate with the level of performance, using diversification, active management, style integrity, minimized security selection risk and cost efficiency.

The Fund’s equity exposures within the sector-representative ETFs may include, but are not limited to common and preferred stocks of all market capitalizations, convertible securities and rights and warrants listed on U.S. markets or non-U.S. markets. Within fixed income, exposures may include, but are not limited to, those of governments, government agencies, asset-backed securities, municipalities and companies across a wide range of industries and market capitalizations within the broader U.S. and international fixed income markets. Such fixed income securities may be of any maturity, duration or quality, including those that are rated below investment grade.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Adviser does not anticipate investing generally more than 35% of the Fund’s portfolio in any single sector or sub-sector equity market and may invest the Fund’s portfolio in any number of sector and sub-sector equity markets
Risk [Heading]	rr_RiskHeading	Principal Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund. The Fund is not intended to be a complete investment program. The principal risks of investing in the Fund are:

• General Risk. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is risk that these and other factors may adversely affect the Fund’s performance. You could lose money by investing in the Fund.

• Exchange Traded Funds Risk. Investment in an exchange traded fund (ETF) carries security specific risk and market risk. Each ETF is designed to track an underlying index, as specified by the sponsor of such ETF. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index.

• Equity Securities Risk. The Fund invests in ETFs that hold common stock, which subjects the Fund and its shareholders to the risks associated with common stock investing. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

• Fixed Income Securities Risk. When the Fund invests in ETFs that own fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities and thus the value of ETFs that own fixed income securities. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than the market price of shorter-term securities.

• Foreign Securities and Currency Risk. The risk of investments in foreign companies, including ETFs which invest in such foreign companies, involve certain risks not generally associated with investments in the securities of U.S. companies, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure international banks or securities depositories than those in the U.S. and foreign controls on investment. In addition, individual international country economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position.

• High Yield Risk. The Fund invests in ETFs that hold high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) which may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.

• Credit Risk. Issuers of debt instruments, including those held by ETFs, might not make payments on debt securities, resulting in losses. Credit quality of securities may be lowered if an issuer’s financial condition changes, also resulting in losses.

• Small and Medium Sized Companies Risk. To the extent the Fund invests in ETFs that invest in the stocks of small and medium capitalization companies, the Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Small and medium sized companies may experience higher failure rates than do larger companies.

• Growth Risk. The Fund may invest in ETFs that invest in companies/sectors that appear to be growth oriented. Growth companies/sectors are those that the Adviser believes will have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. If the perception of a sector or company’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

• Fund of Funds Risk. The Fund is a “fund of funds,” a term typically used to describe an investment company whose principal investment strategy involves investing in other investment companies, such as ETFs. The cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs or other investment company shares. Investors in the Fund will indirectly bear fees and expenses charged by the ETFs in which the Fund invests in addition to the Fund’s direct fees and expenses. The Fund also will incur brokerage costs when it purchases ETFs. The ETFs in which the Fund invests will not be able to replicate exactly the performance of the benchmarks they track because of transaction costs incurred in adjusting the actual balance of the securities and because the ETFs will incur expenses not incurred by their applicable benchmarks.

• Emerging Markets Risk. Investments in fixed income ETFs which invest in emerging markets countries involve greater risks than investing in foreign countries in general. Risks of investing in ETFs which invest in emerging market countries include political or social upheaval, nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

• Value Investing Risk. Value investing attempts to identify sectors/companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a sector/company judged by the Adviser to be undervalued may actually be appropriately priced.

• Portfolio Turnover Risk. The Fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover may cause the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance.

• Sector Risk. Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweighted in certain sectors at various times.

• Interest Rate Risk. The risks associated with the Fund include interest rate risk, which means that the prices of the Fund’s investments are likely to fall if interest rates rise.

• Management Risk. Management risk is the risk that the quantitative models and investment process utilized by the Fund’s portfolio manager could fail to achieve the Fund’s investment goal and cause an investment in the Fund to lose value; or that the portfolio manager’s decision at any one time to invest in the Sector Rotation Portfolio instead of the Fixed Income portfolio (or vice versa), will cause the Fund to lose value.

• Leveraged, Inverse and Inverse-Leveraged ETF Risk. If you invest in the Fund, you may be exposed to the risks associated with leveraged, inverse and inverse-leveraged ETFs. Leveraged and inverse products are unique and involve additional risks and considerations not present in traditional investments. This includes the risk that an increase in the daily performance of an index corresponding to a leveraged, inverse and inverse-leveraged ETF will be leveraged. In the case of a 3 times inverse-leveraged ETF, this means that the Fund’s investment in such ETF may be reduced by an amount equal to 3% for every 1% daily increase, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower the Fund’s investment. In the case of a 3 times leveraged ETF, this means that the Fund’s investment in such ETF may be reduced by an amount equal to 3% for every 1% daily decrease, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower the Fund’s investment. On any given day, an investment in a leveraged or inverse product may produce a return very similar to the stated objective. However, because of the structure of these products, their rebalancing methodologies, and the math of compounding, extended holdings beyond one day or month, depending on the investment objective, can lead to results very different from a simple doubling, tripling, or inverse of the benchmark’s average return over the same period of time. This difference in results can be magnified in volatile markets. Further, investments in leveraged, inverse and inverse-leveraged ETFs that are held for longer periods, may have performance higher or lower than the index return times the fund multiple, due to compounding.

• Real Estate Investment Risk. The Fund may have investments in securities issued by, and/or have exposure to, commercial and residential real estate companies. Real estate securities are subject to risks similar to those associated with direct ownership of real estate, including changes in local and general economic conditions, vacancy rates, interest rates, zoning laws, rental income, property taxes, operating expenses and losses from casualty or condemnation. An investment in a real estate investment trust (“REIT”) is subject to additional risks, including poor performance by the manager of the REIT, adverse tax consequences, and limited diversification resulting from being invested in a limited number or type of properties or a narrow geographic area.

• Commodities Risk. Investing in the commodities markets (indirectly) may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

• Volatility Market Risk. The Fund may invest in volatility-linked ETFs which may increase or decrease in ways unrelated to the overall direction of financial markets. This may have the effect of decreasing exposure to the stock component of the Fund’s portfolio. The Fund would not be expected to gain the full benefit of rising equity markets if such market conditions were also accompanied by lower volatility.

• Derivatives Risk. ETFs may use derivatives (including options, futures and options on futures) to enhance returns or hedge against market declines. The Fund’s indirect use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.

Risk Lose Money [Text]	rr_RiskLoseMoney	Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table set out below help show the returns and risks of investing in the Portfolio. The bar chart shows performance of the Class 2 shares of the Portfolio for each full calendar year since the Portfolio’s inception. The performance table compares the performance of the Portfolio’s Class 2 shares over time to the performance of two broad-based securities market indices and a supplemental index You should be aware that the Portfolio’s past performance may not be an indication of how the Portfolio will perform in the future. Updated performance information is available at no cost by calling 1-855-USE-ETFS, (1-855-873-3837).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table set out below help show the returns and risks of investing in the Portfolio. The bar chart shows performance of the Class 2 shares of the Portfolio for each full calendar year since the Portfolio's inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-USE-ETFS, (1-855-873-3837).
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Portfolio’s past performance may not be an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart for Calendar Year Ended December 31.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	3rd Quarter 2013	0.89%
Worst Quarter:	2 nd Quarter 2013	(2.89)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.89%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For period ended December 31, 2013)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Unlike the Portfolio’s returns, the Barclays Capital U.S. Aggregate Bond Index, MSCI All Country World exUSA Net Index and the Innealta Capital Country Blend Index do not reflect any fees or expenses.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Unlike the Portfolio’s returns, the Barclays Capital U.S. Aggregate Bond Index, MSCI All Country World exUSA Net Index and the Innealta Capital Country Blend Index do not reflect any fees or expenses. An investor cannot invest directly in an index.

Innealta Capital Sector Rotation Portfolio | Barclays Capital U.S. Aggregate Bond Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(2.02%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	(1.93%)	[1]
Innealta Capital Sector Rotation Portfolio | Innealta Capital Country Blend Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.56%
Since Inception	rr_AverageAnnualReturnSinceInception	17.46%
Innealta Capital Sector Rotation Portfolio | S&P 500 Total Return Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	32.39%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	32.14%	[6]
Innealta Capital Sector Rotation Portfolio | Class 1 Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	21.73%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.29%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	23.02%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(21.49%)	[7]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.53%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	156
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	642
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,156
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,567
Innealta Capital Sector Rotation Portfolio | Class 2 Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	21.73%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.29%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	23.27%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(21.49%)	[7]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.78%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	181
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	718
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,282
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,819
Annual Return 2013	rr_AnnualReturn2013	(4.60%)
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(4.60%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.53%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 08, 2012
Innealta Capital Sector Rotation Portfolio | Class 2 Shares | Return after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(4.63%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.55%)
Innealta Capital Sector Rotation Portfolio | Class 2 Shares | Return after taxes on distributions and sale of Fund shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(2.60%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.70%)

[1]	The Barclays Capital U.S. Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U.S. bond market.
[2]	The MSCI All Country World exUSA Net Index is a free float-adjusted market capitalization index maintained by MSCI and designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The MSCI All Country World Index Ex-U.S. consists of 45 country indices comprising 24 developed and 21 emerging market country indices.
[3]	The Innealta Capital Country Blend Index represents a blend of 60% MSCI All Country World exUSA Net Index and 40% Barclays Capital U.S. Aggregate Bond Index
[4]	This number represents the combined total fees and operating expenses of the Acquired Funds owned by the Fund and is not a direct expense incurred by the Fund or deducted from the Fund assets. Since this number does not represent a direct operating expense of the Fund, the operating expenses set forth in the Fund's financial highlights do not include this figure.
[5]	Pursuant to an operating expense limitation agreement between AFAM Capital, Inc. (the Innealta Capital division) (the "Adviser") and the Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Fund Operating Expenses ( exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser) for the Fund do not exceed 1.24%, and 1.49%, of the Fund's average net assets, for Class 1 and Class 2 shares, respectively, through April 30, 2015, subject thereafter to annual re-approval of the agreement by the Trust's Board of Trustees (the "Board of Trustees"). In addition, the Adviser has agreed to waive its fees and/or absorb expenses to ensure that Total Annual Fund Operating Expenses (subject to the same exceptions) do not exceed 2.00% and 2.25% of the Fund's average net assets, for Class 1 and Class 2 shares, respectively, through April 30, 2024. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser is permitted to seek reimbursement from the Fund for fees it waived and Fund expenses it paid for the prior three fiscal years, as long as the reimbursement does not cause the Fund's operating expenses to exceed the expense cap.
[6]	The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.
[7]	Pursuant to an operating expense limitation agreement between AFAM Capital, Inc. (the Innealta Capital division) (the "Adviser") and the Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Fund Operating Expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser) for the Fund do not exceed 1.24%, and 1.49%, of the Fund's average net assets, for Class 1 and Class 2 shares, respectively, through April 30, 2015, subject thereafter to annual re-approval of the agreement by the Trust's Board of Trustees (the "Board of Trustees"). In addition, the Adviser has agreed to waive its fees and/or absorb expenses to ensure that Total Annual Fund Operating Expenses (subject to the same exceptions) do not exceed 2.00% and 2.25% of the Fund's average net assets, for Class 1 and Class 2 shares, respectively, through April 30, 2024. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser is permitted to seek reimbursement from the Fund for fees it waived and Fund expenses it paid for the prior three fiscal years, as long as the reimbursement does not cause the Fund's operating expenses to exceed the expense cap.